SUPPLEMENTARY INFORMATION (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Trade - allowance for doubtful accounts
Balance at beginning of year	$ 60	$ 60
Charged to statement of operations	25
Balance at end of year	85	$ 60
Other receivables:
Prepaid expenses	12	27
Israeli Government departments and agencies	57	72
Other	9	11
Total other assets	$ 78	$ 110